FINANCIAL INSTRUMENTS - Realized and Unrealized Gains (Losses) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	$ 7.2	$ (6.5)
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	7.2	(6.5)
DSU Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	7.2	(6.5)
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	$ 7.2	$ (6.5)